SHARE-BASED PAYMENT - Restricted Stock Units (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) $ / shares ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
SHARE-BASED PAYMENT
Share-based compensation expense		¥ 55,128		¥ 134,709		¥ 62,787
Restricted Stock Units
SHARE-BASED PAYMENT
Exercise price per share | $ / shares	$ 0		$ 0		$ 0
Vesting period (in years)		4 years		4 years		4 years
Reacquisition of non-vested shares, consideration		¥ 0		¥ 0		¥ 0
Recognized compensation expense service period		4 years		4 years		4 years
Aggregate fair value of the restricted shares at the grant dates		¥ 42,092
Fair value per ordinary share on the grant-date | ¥ / shares	$ 15.71	¥ 15.71	$ 15.87	¥ 15.87	$ 11.38	¥ 11.38
Share-based compensation expense		¥ 3,598		¥ 25,434		¥ 0
Unrecognized compensation cost	$ 5,688	¥ 5,688
Weighted average vesting period over which unrecognized compensation costs is expected to be recognized		2 years 5 months 19 days
Weighted average grant date fair value (in RMB per share) | ¥ / shares		¥ 12.65		¥ 15.75		¥ 12.54
Restricted Shares
Balance at the beginning of the year (in shares) | shares		562,913
Granted (in shares) | shares		30,000		658,056		1,700,000
Vested (in shares) | shares		5,229
Balance at the end of the year (in shares) | shares		587,684		562,913
Restricted Stock Units | Tranche one
SHARE-BASED PAYMENT
Vesting rights percentage		0.25%		0.25%		0.25%
Restricted Stock Units | Annual Basis Ending on Fourth Anniversary of Grant Date
SHARE-BASED PAYMENT
Vesting period (in years)		3 years		3 years		3 years
Vesting rights percentage		0.75%		0.75%		0.75%